Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities:
Net loss	$ (246,487)	$ (2,146,318)	$ 47,312
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	96,003	225,259	33,362
Amortization of operating lease right-of-use assets	442	834	0
Stock-based compensation	58,892	182,894	38,937
Digital asset mining income	(390,333)	(397,796)	(216,925)
Deferred income taxes	0	(18,521)	9,528
Loss on legal settlements	0	0	2,636
Gain on sale of intangible assets	0	(5,904)	0
Gain (loss) on debt extinguishment	(20,065)	287	8,016
Gain (loss) on issuance of notes payable through settlements	8,515	0	0
Fair value adjustment on derivative warrant liabilities	0	(37,937)	0
Fair value adjustment on convertible notes	0	186,853	31,217
Fair value adjustment on other liabilities	0	9,498	0
Equity line of credit expenses	0	1,668	0
Amortization of debt discount and debt issuance costs	752	7,135	1,374
Losses on disposals of property, plant and equipment	1,956	28,025	118
Impairment of digital assets	4,406	231,315	37,206
Impairment of goodwill, other intangibles and property, plant and equipment	0	1,649,938	0
Allowance for doubtful accounts	0	9,004	0
Reorganization	0	(199,707)	0
Changes in working capital components:
Accounts receivable, net	(767)	(7,856)	(7,421)
Accounts receivable from related parties	23	277	16
Digital assets	384,366	400,055	24,011
Deposits for equipment for sales to customers	(2,403)	50,174	(244,399)
Prepaid expenses and other current assets	(18,351)	51,818	(34,076)
Accounts payable	118,596	26,713	(21,991)
Accrued expenses and other current liabilities	130,382	17,229	56,200
Deferred revenue	(47,807)	16,483	184,340
Deferred revenue from related parties	0	(72,449)	0
Other noncurrent assets and liabilities, net	(13,006)	(3,784)	(6,196)
Net cash provided by (used in) operating activities	65,114	205,187	(56,735)
Cash flows from Investing Activities:
Purchases of property, plant and equipment	(16,161)	(383,980)	0
Proceeds from sale of Cedarvale	13,998	0	0
Cash paid in acquisitions	0	0	(365,210)
Deposits (credits) for self-mining equipment	0	(217,677)	704
Proceeds from sales of coupons	0	10,850	(59,275)
Investments in internally developed software	(833)	0	0
Other	0	29	(59)
Net cash used in investing activities	(2,996)	(590,778)	(423,840)
Cash flows from Financing Activities:
Proceeds from exercise of stock options and warrants	0	25,049	513
Proceeds from the XPDI merger, net of transaction costs	0	195,010	0
Proceeds from debt, net of issuance costs	0	261,349	670,750
Repurchase of common shares to pay employee withholding taxes	0	(31,646)	0
Principal repayments of finance leases	(3,658)	(30,319)	(7,768)
Payment for transaction costs	0	0	(10,682)
Principal payments on debt	(40,991)	(113,290)	(49,281)
Net cash (used in) provided by financing activities	(44,649)	306,153	603,532
(Decrease) increase in cash, cash equivalents, and restricted cash	17,469	(79,438)	122,957
Cash, cash equivalents and restricted cash—beginning of period	52,240	131,678	8,721
Cash, cash equivalents and restricted cash—end of period	69,709	52,240	131,678
Supplemental disclosure of other cash flow information:
Cash paid for interest	4,708	86,010	38,180
Income tax payments	(370)	5,756	9,619
Cash paid for reorganization items, net	86,539	0	0
Supplemental disclosure of noncash investing and financing activities:
Property, plant and equipment obtained in exchange transaction	0	62,338	0
Noncash consideration paid for acquisitions	0	0	1,138,838
Change in accrued capital expenditures	2,731	69,286	9,002
Increase in notes payable for acquisition of property, plant and equipment	0	0	0
Decrease in notes payable in exchange for equipment	(38,610)	0	6,842
Cashless exercise of warrants	0	3,001	0
Property, plant and equipment acquired under finance leases	0	0	93,956
Payment-in-kind interest	0	31,382	7,274
Decrease in equipment related to debt extinguishment	17,849	0	0
Property, plant and equipment disposed of through settlements	6,301	0	0
Purchase of insurance policies financed by short-term note payable	5,011	0	0
Issuance of notes payable through settlements	38,547	0	0
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	50,409	15,884	117,871
Restricted cash	19,300	36,356	13,807
Total cash, cash equivalents and restricted cash	$ 69,709	$ 52,240	$ 131,678